Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000149406 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Developed Markets (ex-US) ETF
Class Name	Hartford Multifactor Developed Markets (ex-US) ETF
Trading Symbol	RODM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Developed Markets (ex-US) ETF	$26	0.29%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.29%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International developed market equities generated strong returns over the trailing one-year period ending July 31, 2025 as measured by the MSCI World ex USA Index. Equities were positive across most countries within the index led by performance from the Financials and Industrials sectors.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value, Small Size, and Momentum risk factors contributed positively to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Healthcare, Financials, and Materials were top contributors to performance.
  Performance also benefited from positive security selection in Israel, Denmark, and Canada.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to Low Volatility and Dividend Yield as these risk factors underperformed.
  Negative stock selection in Utilities detracted from performance.
  Underweights to Germany and Spain also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	21.40%†	10.47%	6.46%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	21.73%	10.67%	6.63%
MSCI World ex USA Index (Net)	13.70%	10.65%	6.36%
†	Cumulative performance for the period was 14.78%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,158,932,071
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 2,678,108	[3]
Investment Company Portfolio Turnover	25.00%	[3]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$1,158,932,071
Total number of portfolio holdings (excluding derivatives, if any)	320
Total investment advisory fees paid*	$2,678,108
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	25%
*	Reflects for the period October 1, 2024 through July 31, 2025.

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	19.9%
Canada	14.6%
United Kingdom	10.8%
Australia	10.2%
United States	5.7%
France	5.3%
Germany	4.9%
Israel	3.8%
Netherlands	2.9%
Sweden	2.9%
Other	18.2%**
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.4)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149407 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Emerging Markets ETF
Class Name	Hartford Multifactor Emerging Markets ETF
Trading Symbol	ROAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Emerging Markets ETF	$38	0.44%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 38	[4]
Expense Ratio, Percent	0.44%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Market equities generated strong returns over the trailing one-year period ending July 31, 2025 as measured by the MSCI Emerging Markets Index. Equities were positive across most countries within the index led by contribution to return from the Financials, Information Technology, and Communication Services sectors.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Small Size risk factors contributed positively to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Financials, Industrials, and Materials contributed to results.
  Performance also benefited from positive security selection in South Korea and Thailand.
Top Detractors to Performance
  The Fund was negatively affected by its positive active exposures to the Dividend Yield and Low Volatility risk factors as these factors generated negative excess return for the trailing twelve-month period.
  Negative stock selection in Communication Services, Consumer Discretionary, and Information Technology detracted from results.
  Negative stock selection in Taiwan and Hong Kong and an overweight in Turkey also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	14.38%†	9.93%	5.14%
Hartford Multifactor Emerging Markets Equity Index	14.89%	10.87%	0.00%*
MSCI Emerging Markets Index (Net)	17.18%	5.40%	5.77%
†	Cumulative performance for the period was 7.88%.
*	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 39,371,428
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 114,469	[6]
Investment Company Portfolio Turnover	32.00%	[6]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$39,371,428
Total number of portfolio holdings (excluding derivatives, if any)	315
Total investment advisory fees paid*	$114,469
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	32%
*	Reflects for the period October 1, 2024 through July 31, 2025.

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	21.1%
Taiwan	15.9%
India	14.9%
South Korea	14.0%
Saudi Arabia	5.5%
Thailand	3.7%
Indonesia	3.5%
Malaysia	3.2%
Poland	3.2%
Brazil	4.3%
Other	10.2%**
Short-Term Investments	0.4%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149409 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor US Equity ETF
Class Name	Hartford Multifactor US Equity ETF
Trading Symbol	ROUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor US Equity ETF	$16	0.19%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 16	[7]
Expense Ratio, Percent	0.19%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Large-Cap U.S. equities generated positive returns over the trailing one-year period ending July 31, 2025, as measured by the Russell 1000 Index. Performance across sectors was mixed over the period led by positive return in the Communication Services sector while the Healthcare sector had the largest negative return over the trailing one-year period.
Top Contributors to Performance
  The Fund’s positive active exposures to the Dividend yield and Momentum risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in the Consumer Staples and Utilities sectors contributed to performance.
Top Detractors to Performance.
  Positive active exposure to Value, Small Size, and Low Volatility contributed negatively to performance, as higher volatility, growth stocks and larger-cap equities outperformed for the period.
  Negative stock selection occurred in Information Technology led by underweights in NVIDIA and Microsoft.
  Negative stock selection in Industrials and Consumer Discretionary were also top detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	9.72%†	13.59%	10.11%
Hartford Multifactor Large Cap Index	9.91%	13.75%	0.00%*
Russell 1000 Index (Gross)	16.54%	15.49%	13.38%
†	Cumulative performance for the period was 5.36%.
*	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 473,099,675
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 717,045	[9]
Investment Company Portfolio Turnover	26.00%	[9]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$473,099,675
Total number of portfolio holdings (excluding derivatives, if any)	334
Total investment advisory fees paid*	$717,045
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	26%
*	Reflects for the period October 1, 2024 through July 31, 2025.

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.1%
Financials	12.2%
Health Care	10.9%
Industrials	10.9%
Consumer Discretionary	9.7%
Communication Services	7.8%
Consumer Staples	7.2%
Utilities	4.6%
Materials	3.2%
Energy	2.7%
Real Estate	1.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000149410 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Small Cap ETF
Class Name	Hartford Multifactor Small Cap ETF
Trading Symbol	ROSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Small Cap ETF	$28	0.34%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 28	[10]
Expense Ratio, Percent	0.34%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Small-Cap U.S. equities generated negative returns over the trailing one-year period ending July 31, 2025 as measured by the Russell 2000 Index. Performance across sectors was mixed over the period led by positive return in the Consumer Staples and Industrials sectors while Energy and Healthcare had the largest negative returns over the trailing one-year period.
Top Contributors to Performance
  The Fund’s positive active exposure to the Dividend Yield risk factor contributed to performance as this factor generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Healthcare contributed to performance for the period.
Top Detractors to Performance
  Positive active exposure to Value, Small Size, and Low Volatility contributed negatively to performance, as higher volatility, growth stocks and larger-cap equities outperformed for the period.
  Negative stock selection in Industrials detracted from performance for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	(4.54)%†	12.53%	7.95%
Hartford Multifactor Small Cap Index	(4.19)%	12.92%	0.00%*
Russell 2000 Index (Gross)	(0.55)%	9.81%	7.43%
Russell 3000 Index (Gross)	15.68%	15.19%	13.02%
†	Cumulative performance for the period was (2.63)%.
*	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 35,571,241
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 93,549	[12]
Investment Company Portfolio Turnover	25.00%	[12]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$35,571,241
Total number of portfolio holdings (excluding derivatives, if any)	311
Total investment advisory fees paid*	$93,549
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	25%
*	Reflects for the period October 1, 2024 through July 31, 2025.

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Industrials	17.6%
Health Care	16.8%
Consumer Discretionary	12.0%
Information Technology	10.6%
Real Estate	6.7%
Consumer Staples	5.5%
Energy	3.3%
Materials	3.2%
Communication Services	3.1%
Utilities	3.0%
Short-Term Investments	2.6%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000238811 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined US Equity ETF
Class Name	Hartford Disciplined US Equity ETF
Trading Symbol	HDUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Disciplined US Equity ETF	$17	0.19%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 17	[13]
Expense Ratio, Percent	0.19%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Large-Cap U.S. equities generated positive returns over the trailing one-year period ending July 31, 2025, as measured by the Russell 1000 Index. Performance across sectors was mixed over the period led by positive return in the Communication Services sector while the Healthcare sector had the largest negative return over the trailing one-year period.
Top Contributors to Performance
  The Fund’s positive active exposures to the Momentum and Dividend Yield risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Healthcare contributed to performance for the period.
Top Detractors to Performance
  Positive active exposure to Value, Small Size, and Low Volatility contributed negatively to performance, as higher volatility, growth stocks and larger-cap equities outperformed for the period.
  Negative stock selection in Industrials detracted from performance for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (November 16, 2022)
Fund	16.31%†	18.66%
Hartford Disciplined US Equity Index	16.52%	18.89%
Russell 1000 Index (Gross)	16.54%	20.14%
†	Cumulative performance for the period was 11.16%.

Performance Inception Date	Nov. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 138,717,113
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 209,456	[15]
Investment Company Portfolio Turnover	33.00%	[15]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$138,717,113
Total number of portfolio holdings (excluding derivatives, if any)	260
Total investment advisory fees paid*	$209,456
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	33%
*	Reflects for the period October 1, 2024 through July 31, 2025.

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.5%
Financials	11.7%
Industrials	10.4%
Communication Services	10.3%
Consumer Discretionary	9.9%
Health Care	8.6%
Consumer Staples	6.7%
Real Estate	3.9%
Energy	3.1%
Materials	2.7%
Utilities	1.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000246653 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Quality Growth ETF
Class Name	Hartford US Quality Growth ETF
Trading Symbol	HQGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford US Quality Growth ETF	$30	0.34%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 30	[16]
Expense Ratio, Percent	0.34%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities were positive over the trailing one-year period ending July 31, 2025, as measured by the Russell 1000 Index and led by large-cap growth stocks as the Russell 1000 Growth Index outperformed the broad index. Within the Russell 1000 Growth Index, performance was positive across most sectors with strong performance from Information Technology being the largest contributor to return.
Top Contributors to Performance
  The Fund’s positive active exposure to Dividend Yield was a contributor to performance as this risk factor generated positive excess return for the period.
  Positive stock selection in Consumer Staples also contributed to performance.
Top Detractors to Performance
  Positive active exposure to Value, Small Size, and Low Volatility contributed negatively to performance, as higher volatility, growth stocks and larger-cap equities outperformed for the period.
  An underweight and negative stock selection in Information Technology detracted from performance during the period.
  An overweight and negative stock selection in Healthcare also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (December 05, 2023)
Fund	14.16%†	22.24%
Hartford US Quality Growth Index	14.49%	22.59%
Russell 1000 Growth Index (Gross)	23.75%	29.77%
Russell 1000 Index (Gross)	16.54%	23.21%
†	Cumulative performance for the period was 9.62%.

Performance Inception Date	Dec. 05, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 45,590,662
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 114,999	[18]
Investment Company Portfolio Turnover	34.00%	[18]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$45,590,662
Total number of portfolio holdings (excluding derivatives, if any)	222
Total investment advisory fees paid*	$114,999
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	34%
*	Reflects for the period October 1, 2024 through July 31, 2025.

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	42.1%
Consumer Discretionary	14.0%
Communication Services	12.8%
Health Care	8.6%
Industrials	5.9%
Consumer Staples	5.5%
Financials	5.1%
Energy	3.1%
Materials	1.7%
Real Estate	1.1%
Utilities	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000246654 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Value ETF
Class Name	Hartford US Value ETF
Trading Symbol	VMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford US Value ETF	$25	0.29%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 25	[19]
Expense Ratio, Percent	0.29%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities were positive over the trailing one-year period ending July 31, 2025, as measured by the Russell 1000 Index. Large-cap value stocks as measured by the Russell 1000 Value Index underperformed the broad index but still generated positive returns. Within the Russell 1000 Value Index, performance was positive across most sectors led by the Communication Services and Financials sectors.
Top Contributors to Performance
  The Fund’s negative active exposure to the Low Volatility risk factor contributed to performance as this factor generated negative excess return for the period.
  The Fund’s overweight and positive stock selection in the Utilities sector contributed to results.
  The Fund’s underweight in Healthcare and overweight to Financials also contributed.
Top Detractors to Performance
  The Fund was negatively affected by its positive active exposures to Value, Quality, and Small Size as these risk factors generated negative excess return for the period.
  Negative stock selection in Industrials, Energy, and Consumer Discretionary also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (December 05, 2023)
Fund	6.51%†	17.81%
Hartford US Value Index	6.70%	17.58%
Russell 1000 Value Index (Gross)	8.79%	15.63%
Russell 1000 Index (Gross)	16.54%	23.21%
†	Cumulative performance for the period was 4.24%.

Performance Inception Date	Dec. 05, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 44,166,784
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 100,443	[21]
Investment Company Portfolio Turnover	42.00%	[21]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$44,166,784
Total number of portfolio holdings (excluding derivatives, if any)	148
Total investment advisory fees paid*	$100,443
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	42%
*	Reflects for the period October 1, 2024 through July 31, 2025.

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	34.0%
Energy	9.7%
Information Technology	8.5%
Health Care	8.3%
Industrials	8.0%
Utilities	7.8%
Communication Services	7.0%
Real Estate	4.8%
Consumer Staples	4.5%
Consumer Discretionary	3.7%
Materials	3.6%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	Costs of a $10,000 investment for a full 12 month period would be higher.
[2]	Annualized.
[3]	Reflects for the period October 1, 2024 through July 31, 2025.
[4]	Costs of a $10,000 investment for a full 12 month period would be higher.
[5]	Annualized.
[6]	Reflects for the period October 1, 2024 through July 31, 2025.
[7]	Costs of a $10,000 investment for a full 12 month period would be higher.
[8]	Annualized.
[9]	Reflects for the period October 1, 2024 through July 31, 2025.
[10]	Costs of a $10,000 investment for a full 12 month period would be higher.
[11]	Annualized.
[12]	Reflects for the period October 1, 2024 through July 31, 2025.
[13]	Costs of a $10,000 investment for a full 12 month period would be higher.
[14]	Annualized.
[15]	Reflects for the period October 1, 2024 through July 31, 2025.
[16]	Costs of a $10,000 investment for a full 12 month period would be higher.
[17]	Annualized.
[18]	Reflects for the period October 1, 2024 through July 31, 2025.
[19]	Costs of a $10,000 investment for a full 12 month period would be higher.
[20]	Annualized.
[21]	Reflects for the period October 1, 2024 through July 31, 2025.